Employee benefits	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Employee benefits
36.	Employee benefits
Defined Benefit Plan
Pension and post retirement medical plans
The following table sets out the funded and unfunded status and the amounts recognized in the financial statements for the pension and the post retirement medical plans in respect of Tata Motors, its Indian subsidiaries and joint operations:

	For the year ended March 31,
	Pension benefits						Post retirement medical benefits
	2020		2020		2019		2020		2020		2019
	(In millions)

Change in defined benefit obligations :
Defined benefit obligation, beginning of the year	US$	154.4	Rs.	11,682.6	Rs.	10,247.9	US$	20.2	Rs.	1,534.0	Rs.	1,540.5
Current service cost		10.9		827.7		746.3		1.1		81.7		80.4
Interest cost		11.4		859.5		757.0		1.5		113.0		115.1
Remeasurements (gains) / losses
Actuarial (gains) / losses arising from changes in demographic assumptions		0.5		35.5		(11.9)		(0.1)		(6.7)		—
Actuarial (gains) / losses arising from changes in financial assumptions		4.9		371.2		141.9		1.3		99.1		81.1
Actuarial (gains) / losses arising from changes in experience adjustments		3.3		246.6		592.7		(0.7)		(54.2)		(150.3)
Benefits paid from plan assets		(11.0)		(830.3)		(713.1)		—		—		—
Benefits paid directly by employer		(0.8)		(58.9)		(58.2)		(1.0)		(77.1)		(94.2)
Past service cost plan amendment		(0.7)		(51.7)		3.9		—		—		(19.9)
Curtailment		—		0.3		—		—		—		—
Acquisition/(Divestment)		—		2.1		(23.9)		—		—		(18.7)

Defined benefit obligation, end of the year	US$	172.9	Rs.	13,084.6	Rs.	11,682.6	US$	22.3	Rs.	1,689.8	Rs.	1,534.0

Change in plan assets:
Fair value of plan assets, beginning of the year	US$	135.6	Rs.	10,250.4	Rs.	9,060.4	US$	—	Rs.	—	Rs.	—
Interest income		10.6		804.5		716.0		—		—		—
Remeasurements gains / (losses)
Return on plan assets, (excluding amount included in net Interest Cost)		(2.4)		(180.4)		27.0		—		—		—
Employer’s contributions		16.4		1,238.0		1,172.6		—		—		—
Benefits paid		(11.0)		(830.3)		(713.1)		—		—		—
Acquisition/(Divestment)		—		—		(12.5)

Fair value of plan assets, end of the year	US$	149.2	Rs.	11,282.2	Rs.	10,250.4	US$	—	Rs.	—	Rs.	—

	As at March 31,
	Pension benefits						Post retirement medical benefits
	2020		2020		2019		2020		2020		2019
	(In millions)
Amount recognized in the balance sheet consists of:
Present value of defined benefit obligation	US$	172.9	Rs.	13,084.6	Rs.	11,682.6	US$	22.3	Rs.	1,689.8	Rs.	1,534.0
Fair value of plan assets		149.1		11,282.2		10,250.4		—		—		—

Net liability	US$	(23.8)	Rs.	(1,802.4)	Rs.	(1,432.2)	US$	(22.3)	Rs.	(1,689.8)	Rs.	(1,534.0)

Amounts in the balance sheet:
Non–current assets	US$	0.3	Rs.	21.1	Rs.	16.4	US$	—	Rs.	—	Rs.	—
Non–current liabilities		(24.1)		(1,823.5)		(1,448.6)		(22.3)		(1,689.8)		(1,534.0)

Net liability	US$	(23.8)	Rs.	(1,802.4)	Rs.	(1,432.2)	US$	(22.3)	Rs.	(1,689.8)	Rs.	(1,534.0)

Total amount recognized in other comprehensive income consists of:

	As at March 31,
	Pension benefits								Post retirement medical benefits
	2020		2020		2019		2018		2020		2020		2019		2018
	(In millions)
Remeasurements (gains) / losses	US$	51.6	Rs.	3,901.9	Rs.	3,068.2	Rs.	2,372.5	US$	(1.1)	Rs.	(82.7)	Rs.	(120.9)	Rs.	(51.7)

	US$	51.6	Rs.	3,901.9	Rs.	3,068.2	Rs.	2,372.5	US$	(1.1)	Rs.	(82.7)	Rs.	(120.9)	Rs.	(51.7)

Information for funded plans with a defined benefit obligation in excess of plan assets:

	As at March 31,
	Pension benefits
	2020		2020		2019
	(In millions)
Defined benefit obligation	US$	150.9	Rs.	11,419.8	Rs.	9,837.0
Fair value of plan assets	US$	144.3	Rs.	10,916.0	Rs.	9,612.3
Information for funded plans with a defined benefit obligation less than plan assets:

	As at March 31,
	Pension benefits
	2020		2020		2019
	(In millions)
Defined benefit obligation	US$	4.6	Rs.	345.1	Rs.	621.7
Fair value of plan assets	US$	4.8	Rs.	366.1	Rs.	638.1
Information for unfunded plans:

	As at March 31,
	Pension benefits						Post retirement medical benefits
	2020		2020		2019		2020		2020		2019
	(In millions)
Defined benefit obligation	US$	17.4	Rs.	1,319.7	Rs.	1,223.9	US$	22.3	Rs.	1,689.8	Rs.	1,534.0
Net pension and post retirement medical cost consist of the following components:

	Year ended March 31,
	Pension benefits								Post retirement medical benefits
	2020		2020		2019		2018		2020		2020		2019		2018
	(In millions)
Service cost	US$	10.9	Rs.	827.7	Rs.	746.3	Rs.	722.5	US$	1.1		81.7	Rs.	80.4	Rs.	102.0
Past Service cost—Plan amendment		(0.7)		(51.7)		3.9		85.0		—		—		(19.9)		—
Net interest cost / (income)		0.7		55.0		41.0		54.3		1.5		113.0		115.1		130.6

Net periodic cost	US$	10.9	Rs.	831.0	Rs.	791.2	Rs.	861.8	US$	2.6	Rs.	194.7	Rs.	175.6	Rs.	232.6

Other changes in plan assets and benefit obligation recognized in other comprehensive income.

	Year ended March 31,
	Pension benefits								Post retirement medical benefits
	2020		2020		2019		2018		2020		2020		2019		2018
	(In millions)
Remeasurements (gains) / losses
Return on plan assets, (excluding amount included in net Interest expense)	US$	2.4	Rs.	180.4	Rs.	(27.0)	Rs.	26.9	US$	—	Rs.	—	Rs.	—	Rs.	—
Actuarial (gains) / losses arising from changes in demographic assumptions		0.5		35.5		(11.9)		(160.3)		(0.1)		(6.7)		—		(114.0)
Actuarial (gains) / losses arising from changes in financial assumptions		4.9		371.2		141.9		228.8		1.3		99.1		81.1		(27.0)
Actuarial (gains) / losses arising from changes in experience adjustments on plan liabilities		3.3		246.6		592.7		105.0		(0.7)		(54.2)		(150.3)		(289.6)

Total recognized in other comprehensive income	US$	11.1	Rs.	833.7	Rs.	695.7	Rs.	200.4	US$	0.5	Rs.	38.2	Rs.	(69.2)	Rs.	(430.6)

Total recognized in income statement and statement of other comprehensive income	US$	22.0	Rs.	1,664.7	Rs.	1,486.9	Rs.	1,062.2	US$	3.1	Rs.	232.9	Rs.	106.4	Rs.	(198.0)

The assumptions used in accounting for the pension and post retirement medical plans are set out below:

	As at March 31,
	Pension benefits			Post retirement medical benefits
	2020	2019	2018	2020	2019	2018
Discount rate	6.10% -6.90%	6.75% - 7.70%	7.50% - 8.00%	6.90%	7.60%	8.00%
Rate of increase in compensation level of covered employees	5.00% - 10.00%	5.75% - 12.00%	5.00% - 12.00%	NA	NA	NA
Increase in health care cost	NA	NA	NA	6.00%	6.00%	6.00%

Plan Assets
The fair value of Company’s pension plan asset as of March 31, 2020 and 2019 by category are as follows:

	Pension benefits
	Plan assets as of March 31
	2020	2019
Asset category:
Cash and cash equivalents	5.8%	6.5%
Debt instruments (quoted)	67.3%	66.9%
Debt instruments (unquoted)	0.7%	0.9%
Equity instruments (quoted)	2.6%	2.6%
Deposits with Insurance companies	23.6%	23.1%

	100.0%	100.0%

The Company’s policy is driven by considerations of maximizing returns while ensuring credit quality of the debt instruments. The asset allocation for plan assets is determined based on investment criteria prescribed under the Indian Income Tax Act, 1961, and is also subject to other exposure limitations. The Company evaluates the risks, transaction costs and liquidity for potential investments. To measure plan asset performance, the Company compares actual returns for each asset category with published bench marks.
The weighted average duration of the defined benefit obligation as at March 31, 2020 is 13.97 years (2019 : 14.41 years)
The Company expects to contribute Rs. 1,027.8 million to the funded pension plans in Fiscal 2021.
The table below outlines the effect on the service cost, the interest cost and the defined benefit obligation in the event of a decrease/increase of 1% in the assumed rate of discount rate, salary escalation and health care cost:

Assumption	Change in assumption	Impact on defined benefit obligation	Impact on service cost and interest cost
Discount rate	Increase by 1%	Decrease by Rs.1,185.2 million	Decrease by Rs.232.6 million
	Decrease by 1%	Increase by Rs.1,373.0 million	Increase by Rs.239.5 million

Salary escalation rate	Increase by 1%	Increase by Rs.1,065.5 million	Increase by Rs.234.7 million
	Decrease by 1%	Decrease by Rs.956.7 million	Decrease by Rs.206.3 million

Health care cost	Increase by 1%	Increase by Rs.224.9 million	Increase by Rs.48.5 million
	Decrease by 1%	Decrease by Rs.152.6 million	Decrease by Rs.40.3 million

Provident Fund
The following tables set out the funded status of the defined benefit provident fund plan of Tata Motors limited and the amounts recognized in the Company’s financial statements as at March 31, 2020.

			(In millions)

	Year ended March 31,
Change in benefit obligations :	2020		2020
Defined benefit obligations at the beginning	US$	488.2	Rs.	36,939.2
Service cost		17.7		1,339.9
Employee contribution		40.6		3,073.4
Acquisitions (credit) / cost		(18.5)		(1,403.0)
Interest expense		41.3		3,125.4
Actuarial (gains) / losses arising from changes in experience adjustments on plan liabilities		0.6		45.7
Benefits paid		(31.1)		(2,356.8)

Defined benefit obligation, end of the year	US$	538.8	Rs.	40,763.8

	Year ended March 31,
Change in plan assets:	2020		2020
Fair value of plan assets at the beginning	US$	489.8	Rs.	37,062.8
Acquisition Adjustment		(18.5)		(1,403.0)
Interest income		42.1		3,187.5
Return on plan assets excluding amounts included in interest income		(4.0)		(302.3)
Contributions (employer and employee)		58.1		4,396.8
Benefits paid		(31.1)		(2,356.8)

Fair value of plan assets, end of the year	US$	536.4	Rs.	40,585.0

			(In millions)
Amount recognized in the balance sheet consists of	As at March 31, 2020
Fair value of plan assets	US$	536.4	Rs.	40,585.0
Present value of defined benefit obligation		538. 8		40,763.8

		(2. 4)		(178.8)
Effect of asset ceiling		(0.4)		(29.9)

Net liability	US$	(2.8)	Rs.	(208.7)

Total amount recognized in other comprehensive income consists of:	As at March 31, 2020
Remeasurements (gains) / losses	US$	2.4	Rs.	180.3

Net periodic cost for Provident Fund consists of the following components:	For the year ended March 31, 2020
Service cost	US$	17.7		1,339.9
Net interest cost / (income)		(0.8)		(62.2)

Net periodic cost	US$	16.9	Rs.	1,277.7

Other changes in plan assets and benefit obligation recognized in other comprehensive income.	As at March 31, 2020
Remeasurements
Return on plan assets, (excluding amount included in net Interest expense)	US$	4.0	Rs.	302.3
Actuarial (gains) / losses arising from changes in experience adjustments on plan liabilities		0.6		45.7
Adjustments for limits on net asset		(2.2)		(167.7)

Total recognized in other comprehensive income		2.4		180.3

Total recognized in statement of profit and loss and other comprehensive income	US$	19.3	Rs.	1,458.0

The assumptions used in determining the present value obligation of the Provident Fund is set out below:

Particulars	As at March 31, 2020
Discount rate	6.90%
Expected rate of return on plan assets	8.20% to 8.60%
Remaining term to maturity of portfolio (years)	26.91

The breakup of the plan assets into various categories as at March 31, 2020 is as follows:

Particulars	As at March 31, 2020
Central and State government bonds	44.2%
Public sector undertakings and Private sector bonds	34.1%
Others	21.7%

100.0%

The asset allocation for plan assets is determined based on investment criteria prescribed under the relevant regulations.

The sensitivity analysis is based on a change in expected rate of return on plan assets compared to the statutory rate of interest declared by the Central Government under the Employees Provident Funds and Miscellaneous Provisions Act, 1952, while keeping all other assumptions constant. As at March 31, 2020, the defined benefit obligation would be affected by approximately Rs. 1,686.7 million on account of a 0.50% decrease and Rs. 38.7 million on account of a 0.50% increase in the expected rate of return on plan assets.
Severance indemnity plan
Severance indemnity is a funded plan of Tata Daewoo Commercial Vehicles Limited (TDCV), a subsidiary of Tata Motors Limited.
The following table sets out, the amounts recognized in the financial statements for the severance indemnity plan.

	For the year ended March 31,
	2020		2020		2019
	(In millions)
Change in defined benefit obligation:
Defined benefit obligation, beginning of the year	US$	55.8	Rs.	4,223.3	Rs.	4,256.3
Service cost		7.0		527.2		525.2
Interest cost		0.9		68.1		111.3
Remeasurements (gains) / losses –
Actuarial (gains) / losses arising from changes in financial assumptions		1.6		123.8		368.3
Actuarial (gains) / losses arising from changes in experience adjustments on plan liabilities		(7.9)		(598.7)		(213.4)
Benefits paid from plan assets		(17.6)		(1,329.2)		(738.9)
Benefits paid directly by employer		(2.3)		(174.3)		(89.5)
Foreign currency translation		0.1		7.3		4.0

Defined benefit obligation, end of the year	US$	37.6	Rs.	2,847.5	Rs.	4,223.3

Change in plan assets:
Fair value of plan assets, beginning of the year	US$	47.6		3,600.7		4,053.6
Interest income		0.8		57.6		109.7
Remeasurements gain / (loss)
Return on plan assets, (excluding amount included in net Interest expense)		(0.2)		(15.2)		(59.9)
Employer’s contributions		—		—		219.7
Benefits paid		(17.6)		(1,329.2)		(738.9)
Foreign currency translation		—		3.4		16.5

Fair value of plan assets, end of the year	US$	30.6	Rs.	2,317.3	Rs.	3,600.7

	As at March 31,
	2020		2020		2019
	(In millions)
Amount recognized in the balance sheet consist of:
Present value of defined benefit obligation	US$	37.6	Rs.	2,847.5	Rs.	4,223.3
Fair value of plan assets		30.6		2,317.3		3,600.7

Net liability	US$	(7.0)	Rs.	(530.2)	Rs.	(622.6)

Amounts in the balance sheet:
Non- current liabilities	US$	(7.0)	Rs.	(530.2)	Rs.	(622.6)

					As at March 31,
	2020		2020		2019		2018
	(In millions)
Remeasurements (gains) / losses	US$	(11.3)	Rs.	(856.0)	Rs.	(396.3)	Rs.	(611.1)

	US$	(11.3)	Rs.	(856.0)	Rs.	(396.3)	Rs.	(611.1)

Net severance indemnity cost consist of the following components:

			Year ended March 31,
	2020		2020		2019		2018
	(In millions)
Service cost	US$	7.0	Rs.	527.2	Rs.	525.2	Rs.	452.6
Net interest cost		0.1		10.5		1.6		(2.5)

Net periodic pension cost	US$	7.1	Rs.	537.7	Rs.	526.8	Rs.	450.1

Other changes in plan assets and benefit obligation recognized in other comprehensive income for severance indemnity plan:

	As at March 31,
	2020		2020		2019		2018
	(In millions)
Remeasurements (gains) / losses
Return on plan assets, (excluding amount included in net Interest expense)	US$	0.2		15.2	Rs.	59.9	Rs.	51.3
Actuarial (gains) / losses arising from changes in financial assumptions		1.6		123.8		368.3		(1.4)
Actuarial (gains) / losses arising from changes in experience adjustments on plan liabilities		(7.9)		(598.7)		(213.4)		147.0

Total recognized in other comprehensive income	US$	(6.1)	Rs.	(459.7)	Rs.	214.8	Rs.	196.9

Total recognized in income statement and other comprehensive income	US$	1.0	Rs.	78.0	Rs.	741.6	Rs.	647.0

The assumptions used in accounting for the Severance indemnity plan is set out below:

	As at March 31,
	2020	2019	2018
Discount rate	1.6%	2.0%	2.8%
Rate of increase in compensation level of covered employees	3.5%	3.5%	3.5%
The table below outlines the effect on the service cost, the interest cost and the defined benefit obligation in the event of a decrease/increase of 1% in the assumed rate of discount rate, salary escalation rate:

Assumption	Change in assumption	Impact on defined benefit obligation	Impact on service cost and interest cost
Discount rate	Increase by 1%	Decrease by Rs. 303.6 million	Decrease by Rs. 104.3 million
	Decrease by 1%	Increase by Rs. 355.8 million	Increase by Rs. 144.4 million
Salary escalation rate	Increase by 1%	Increase by Rs. 345.2 million	Increase by Rs. 139.0 million
	Decrease by 1%	Decrease by Rs. 301.2 million	Decrease by Rs. 109.5 million
Severance indemnity plans asset allocation by category is as follows:

	As at March 31,
	2020	2019
Deposit with banks	100%	100%
The weighted average duration of the defined benefit obligation as at March 31, 2020 is 11.05 years (2019 : 11.0 years)
The Company expects to contribute Rs. 121.4 million to the funded severance indemnity plans in Fiscal 2021.

Jaguar Land Rover Pension plan
Jaguar Land Rover Ltd UK, have pension arrangements providing for qualifying employees with defined benefits related to pay and service as set out in the rules of each fund.
The UK defined benefit schemes are administered by a separate fund that is legally separated from the Company. The trustees of the pension scheme, are required by law to act in the interest of the fund, and of all relevant stakeholders in the scheme, and are responsible for the investment policy with regard to the assets of the schemes and all other governance matters. The board of trustees must be composed of representatives of the Company and plan participants in accordance with the plan’s regulations.
Through its defined benefit pension plans, the Company is exposed to a number of risks, the most significant of which are detailed below:
Asset volatility
The plan liabilities are calculated using a discount rate set with references to corporate bond yields; if plan assets under perform compared to the corporate bonds discount rate, this will create or increase a deficit. The defined benefit plans hold a significant proportion of equity type assets, which are expected to outperform corporate bonds in the long-term while providing volatility and risk in the short-term.
As the plans mature, the Company intends to reduce the level of investment risk by investing more in assets that better match the liabilities.
However, the Company believes that due to the long-term nature of the plan liabilities and the strength of the supporting group, a level of continuing equity type investments is an appropriate element of the Company’s long term strategy to manage the plans efficiently.
Changes in bond yields
A decrease in corporate bond yields will increase plan liabilities, although this is expected to be partially offset by an increase in the value of the plans’ bond holdings and interest rate hedging instruments.
Inflation risk
Some of the Company’s pension obligations are linked to inflation, and higher inflation will lead to higher liabilities (although, in most cases, caps on the level of inflationary increases are in place to protect the plan against high inflation). The plans hold a significant proportion of assets in index linked gilts, together with other inflation hedging instruments and also assets which are more closely correlated with inflation. However an increase in inflation will also increase the deficit to some degree.
Life expectancy
The majority of the plan’s obligations are to provide benefits for the life of the member, so increases in life expectancy will result in an increase in the plan’s liabilities. This is particularly significant in the UK defined benefit plans, where inflationary increases result in higher sensitivity to changes in life expectancy.

The following table sets out the disclosure pertaining to employee benefits of Jaguar Land Rover Limited

	As at March 31,
	Pension benefits
	2020		2020		2019
	(In millions)
Change in defined benefit obligation:
Defined benefit obligation, beginning of the year	US$	10,343.8	Rs.	782,664.9	Rs.	767,800.4
Service cost		158.3		11,980.0		14,490.5
Interest cost		242.2		18,327.9		19,814.7
Remeasurements (gains) / losses
Actuarial (gains) / losses arising from changes in demographic assumptions		7.9		594.9		(4,533.1)
Actuarial (gains) / losses arising from changes in financial assumptions		(626.3)		(47,390.2)		49,653.7
Actuarial (gains) / losses arising from changes in experience adjustments on plan liabilities		(166.0)		(12,563.2)		3,276.9
Past service cost/(credit)		5.2		396.6		3,799.0
Benefits paid		(648.8)		(49,089.1)		(56,573.7)
Member contributions		1.8		133.4		135.8
Foreign currency translation		308.8		23,366.3		(15,199.3)

Defined benefit obligation, end of the year	US$	9,626.9	Rs.	728,421.5	Rs.	782,664.9

Change in plan assets:
Fair value of plan assets, beginning of the year	US$	9,547.4	Rs.	722,401.0	Rs.	727,378.9
Interest Income		226.5		17,139.1		19,040.2
Remeasurements gains / (losses)
Return on plan assets, (excluding amount included in net Interest expense)		386.8		29,266.9		23,626.2
Employer’s contributions		274.8		20,792.9		24,078.1
Members contributions		1.8		133.4		135.8
Benefits paid		(648.8)		(49,089.1)		(56,573.7)
Expenses paid		(18.7)		(1,416.8)		(1,186.5)
Foreign currency translation		328.0		24,816.8		(14,098.0)

Fair value of plan assets, end of the year	US$	10,097.8	Rs.	764,044.2	Rs.	722,401.0

The actual return on the schemes’ assets for the year ended March 31, 2020 was Rs. 46,416.8 million (2019: Rs. 42,670.4 million)

	As at March 31,
	Pension benefits
	2020		2020		2019
	(In millions)
Amount recognized in the balance sheet consist of:
Present value of defined benefit obligation	US$	9,626.9	Rs.	728,421.5	Rs.	782,664.9
Fair value of plan Assets		10,097.8		764,044.2		722,401.0

Net (liability)/Assets	US$	470.9	Rs.	35,622.7	Rs.	(60,263.9)

Amount recognized in the balance sheet consist of:
Non-current assets	US$	505.0	Rs.	38,201.4	Rs.	—
Non-current liabilities		(34.1)		(2,578.7)		(60,263.9)

Net (liability)/Assets	US$	470.9	Rs.	35,622.7	Rs.	(60,263.9)

Total amount recognized in other comprehensive income consists of :

	As at March 31,
	Pension benefits
	2020		2020		2019		2018
	(In millions)
Remeasurements (gains) / losses	US$	850.6	Rs.	64,358.0	Rs.	152,983.4	Rs.	128,212.1
Restriction of Pension asset (as per IFRIC 14)		(184.1)		(13,928.1)		(13,928.1)		(13,928.1)
Onerous obligation, excluding amounts included in interest expenses		(114.3)		(8,650.4)		(8,650.4)		(8,650.4)

	US$	552.2	Rs.	41,779.5	Rs.	130,404.9	Rs.	105,633.6

Net pension and post retirement cost consist of the following components:

	Year ended March 31,
	Pension benefits
	2020		2020		2019		2018
	(In millions)
Current service cost	US$	158.4	Rs.	11,980.0	Rs.	14,490.5	Rs.	18,561.3
Past service cost/(credit)		5.2		396.6		3,799.0		(36,090.1)
Administrative expenses		18.7		1,416.8		1,186.5		777.7
Plan settlement		—		—		—		(58.1)
Net interest cost / (income) (including onerous obligations)		15.7		1,188.8		774.5		1,923.0

Net periodic pension cost	US$	198.0	Rs.	14,982.2	Rs.	20,250.5	Rs.	(14,886.2)

Amount recognized in other comprehensive income

	Year ended March 31,
	Pension benefits
	2020		2020		2019		2018
	(In millions)
Remeasurements (gains) / losses
Actuarial (gains) / losses arising from changes in demographic assumptions	US$	7.9	Rs.	594.9	Rs.	(4,533.1)	Rs.	(17,990.4)
Actuarial (gains) / losses arising from changes in financial assumptions		(626.3)		(47,390.2)		49,653.7		(30,177.8)
Actuarial (gains) / losses arising from changes in experience adjustments on plan liabilities		(166.0)		(12,563.2)		3,276.9		(8,487.5)
Return on plan assets, (excluding amount included in net Interest expense)		(386.8)		(29,266.9)		(23,626.2)		9,974.6

Total recognized in other comprehensive income	US$	(1,171.2)	Rs.	(88,625.4)	Rs.	24,771.3	Rs.	(46,681.1)

Total recognized in income statement and other comprehensive income	US$	(973.2)	Rs.	(73,643.2)	Rs.	45,021.8	Rs.	(61,567.3)

The assumptions used in accounting for the pension plans are set out below:

	As at March 31,
	Pension benefits
	2020	2019	2018
Discount rate	2.4%	2.4%	2.7%
Expected rate of increase in benefit revaluation of covered employees	2.0%	2.4%	2.3%
RPI Inflation rate	2.6%	3.2%	3.1%
Whilst salary inflation is no longer used in the calculation of the Projected Benefit Obligation or Service Cost our assumption for this, on average over the medium term, has reduced from
CPI
+0.5% to CPI as at March 31, 2020.
The assumed life expectations on retirement at age 65 are (years)

Retiring today :
Males	21.0	21.0	21.3
Females	23.2	23.2	23.4
Retiring in 20 years :
Males	22.5	22.4	22.5
Females	25.2	25.1	25.1
For the valuation as at March 31, 2020, the mortality assumptions used are the SAPS table, in particular S2PxA tables and the Light Table for members of the Jaguar Executive Pension Plan.
For the Jaguar Pension Plan, scaling factor of 111% to 117% have been used for male members and scaling factor of 101% to 112% have been used for female members.
For the Land Rover Pension Scheme, scaling factor of 107% to 111% have been used for male members and scaling factor of 101% to 109% have been used for female members.
For the Jaguar Executive Pension Plan, an average scaling factor of 94% has been used for male members and an average scaling factor of 84% has been used for female members.
For the valuation as at March 31, 2019, the mortality assumptions used are the SAPS table, in particular S2PxA tables and the Light Table for members of the Jaguar Executive Pension Plan. For the Jaguar Pension Plan, scaling factor of 112% to 118% have been used for male members and scaling factor of 101% to 112% have been used for female members. For the Land Rover Pension Scheme, scaling factor of 107% to 112% have been used for male members and scaling factor of 101% to 109% have been used for female members. For the Jaguar Executive Pension Plan, an average scaling factor of 94% has been used for male members and an average scaling factor of 84% has been used for female members.
For the 2020 year end calculations there is an allowance for future improvements in line with the CMI (2019) projections and an allowance for long-term improvements of 1.25% per annum and Sk=7.5, (2019: CMI (2018) projections with 1.25% per annum improvements and Sk=7.5, 2018: CMI (2017) projections with 1.25% per annum improvements).
A past service cost of Rs. 396.6 million has been recognized in the year ended 31 March 2020. This reflects benefit improvements for certain members as part of the Group restructuring programme.
A past service cost of Rs. 3,799.0 million was recognized in the year ended March
31,
2019. This reflects benefit improvements for certain members as part of the Group restructuring programme and a past service cost following a High Court ruling in October 2018. As a result of the ruling, pension schemes are required to equalise male and female members’ benefits for the inequalities within guaranteed minimum pension (‘GMP’) earned between May
17,
1990 and April
5,
1997. The Group historically made no assumptions for the equalisation of GMP and therefore considered the change to be a plan amendment.
A past service credit of Rs. 36,090.1 million was recognized in the year ended March
31,
2018 after the Group approved and communicated to its defined benefit schemes’ members that the defined benefit schemes’ rules were to be amended with effect from April
6,
2017. As a result, among other changes, future retirement benefits would be calculated each year and revalued until retirement in line with a prescribed rate rather than based upon a member’s final salary at retirement.

Pension plans asset allocation by category is as follows:

	As at March 31,
	2020			2019
	Quoted *	Unquoted	Total	Quoted *	Unquoted	Total
	(In millions)
Equity Instruments
Information Technology	11,598.3	—	11,598.3	7,166.5	—	7,166.5
Energy	935.3	—	935.3	3,047.5	—	3,047.5
Manufacturing	6,547.4	—	6,547.4	5,223.0	—	5,223.0
Financials	4,209.1	—	4,209.1	8,224.1	—	8,224.1
Others	23,408.3	—	23,408.3	22,724.1	—	22,724.1

	46,698.4	—	46,698.4	46,385.2	—	46,385.2

Debt Instruments
Government	181,831.3	—	181,831.3	227,093.5	—	227,093.5
Corporate Bonds (Investment Grade)	116,450.6	32,550.0	149,000.6	13,519.8	153,280.4	166,800.2
Corporate Bonds (Non Investment Grade)	—	70,151.0	70,151.0	—	55,472.6	55,472.6

	298,281.9	102,701.0	400,982.9	240,613.3	208,753.0	449,366.3

Property Funds
UK	—	25,534.9	25,534.9	—	22,112.6	22,112.6
Other	—	22,354.8	22,354.8	—	20,763.6	20,763.6

	—	47,889.7	47,889.7	—	42,876.2	42,876.2

Cash and Cash equivalents	63,445.3	—	63,445.3	19,047.9	—	19,047.9

Other
Hedge Funds	—	44,428.9	44,428.9	—	28,032.9	28,032.9
Private Markets	—	52,566.4	52,566.4	381.7	30,392.9	30,774.6
Alternatives	—	55,559.6	55,559.6	1,394.7	73,373.0	74,767.7

	—	152,554.9	152,554.9	1,776.4	131,798.8	133,575.2

Derivatives
Foreign exchange contracts	—	(3,367.2)	(3,367.2)	—	1,478.2	1,478.2
Interest Rate and inflation	—	50,976.4	50,976.4	—	29,672.0	29,672.0
Equity protection derivatives	—	4,863.8	4,863.8	—	—	—

	—	52,473.0	52,473.0	—	31,150.2	31,150.2

Total	408,425.6	355,618.6	764,044.2	307,822.8	414,578.2	722,401.0

*	determined on the basis of quoted prices for identical assets or liabilities in active markets.
As at March 31, 2020, the schemes held Gilt Repos. The net value of these transactions is included in the value of government bonds in the table ablove. The value of the funding obligation for the Repo transactions is Rs. 246,837.8 million at March 31, 2020 (2019: Rs. 142,920.9 million, 2018: Rs. 120,379 million).

The sensitivity analysis below is based on a change in an assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. When calculating the sensitivity of the defined benefit obligation to significant actuarial assumptions the same method (present value of the defined benefit obligation calculated with the projected unit credit method at the end of the reporting period) has been applied as when calculating the pension liability recognized within the consolidated balance sheet.

Assumption	Change in assumption	Impact on defined benefit obligation	Impact on service cost and interest cost
Discount rate	Increase / decrease by 0.25%	Decrease/increase by Rs. 36,478.5 million	Decrease/increase by Rs 654.7 million
Inflation rate	Increase / decrease by 0.25%	Increase/decrease by Rs. 21,513.0 million	Increase/decrease by Rs. 280.6 million
Mortality rate	Increase / decrease by 1 year	Increase/decrease by Rs. 26,189.7 million	Increase/decrease by Rs. 374.1 million
Due to the economic effects of actions taken in response to the
COVID-19
disease there is a higher degree of uncertainty in the valuations placed on some of the “unquoted” assets including property assets. In some cases the additional uncertainty will be small, however some managers have reported material uncertainty in their valuations. The directors consider these valuations to be the best estimate of the valuation of these investments, but there is a higher degree of uncertainty compared to previous years.
Private Equity holdings have been measured using the most recent valuations, adjusted for cash and currency movements between the last valuation date and March 31, 2020. The latest valuations for these assets precede the negative impact of the
COVID-19
pandemic on financial markets. Given the movements in listed equity markets, the valuation of Private Equity holdings may vary significantly. The value of the Private Equity holdings in the JLR UK Plans included above is Rs. 31,988.8 million as at March 31, 2020.
Jaguar Land Rover contributes towards the UK defined benefit schemes. The April 5, 2018 valuations were completed in December 2018. As a result of these valuations it is intended to eliminate the pension scheme funding deficits over the 10 years to March 31, 2028. There is currently no additional liability over the Projected benefit obligation. The current agreed contribution rate for defined benefit accrual is 21% of pensionable salaries in the UK reflecting the 2017 benefit structure.
Deficit contributions are paid in line with the schedule of contributions at a rate of Rs. 5,612.1 million per year until March 31, 2024 followed by Rs. 2,338.4 million per year until March 31, 2028, although as part of JLR’s response to the
COVID-19
disease JLR has agreed to defer all of its contributions, payable for April, May and June 2020, until FY22. This agreement is reflected in an updated Schedule of Contributions dated April 29, 2020.
The average duration of the benefit obligation at March 31, 2020 is 19 years (2019: 19 years). With the new benefit structure effective April 6, 2017, the expected net periodic pension cost for the year ended March 31, 2020 is Rs.13,094.8 million. The Company expects to pay Rs. 14,965.5 million to its defined benefit schemes in the year ended March 31, 2020.
During the year ended March 31, 2019, the High Court in United Kingdom ruled that pension schemes are required to equalize male and female members benefit for the inequalities within guaranteed minimum pension (GMP) earned between May 17, 1990 and April 5, 1997. Based on this, the Company reassessed its obligations under its existing Jaguar Land Rover pension plans and recorded an additional liability of an amount of GBP 16.5 million (Rs. 1,479.3 million) as past service costs for
the year ended March 31, 2019.
Defined contribution plan
The Company’s contribution to defined contribution plans aggregated Rs. 10,305.5 million, Rs. 11,862.1 million and Rs.8,995.9 million for the
years ended March 31, 2020, 2019 and 2018, respectively.